COMMITMENTS AND CONTINGENCIES (Details - Lease maturities)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 157,669
2025	95,774
2026	23,282
Total	$ 276,725